Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 6,859	$ 10,390	$ 11,813
Restricted cash			172
Accounts receivable, net	10,194	13,902	21,539
Costs in excess of billings on uncompleted contracts	2,749	5,288	5,411
Inventory, net	4,697	5,711	12,264
Deferred costs on uncompleted contracts		896	1,313
Other current assets	1,710	3,026
Receivable and deferred tax assets		200	3,333
Other current assets		1,930	1,014
Total current assets	26,209	38,317	56,859
Property and equipment, net	3,596	3,991	6,930
Deferred tax assets			5,444
Goodwill			19,885
Other intangibles, net			390
Other assets			41
Total assets	29,805	42,308	89,549
Current liabilities:
Line of credit		6,498
Accounts payable		15,887	27,785
Accounts payable	10,183	15,951
Accrued liabilities	3,315	4,943	3,292
Billings in excess of costs on uncompleted contracts	2,474	2,975	2,144
Payable to Gaiam		64	476
Related party debt	3,600	6,850	1,700
Debt		114	197
Other current liabilities	776	723
Capital lease obligations	244	213	126
Deferred revenue and other current liabilities		396	2,388
Total current liabilities	20,348	37,940	38,108
Debt, net of current portion	28	69	202
Related party debt	3,150
Capital lease obligations, net of current portion	301	374	433
Common stock warrant liability	3,702
Other liabilities	696	443
Total liabilities	27,896	38,383	38,743
Commitments and contingencies
Shareholders' equity:
Preferred stock, par value $.0001 per share; 50,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	86,870	82,185	81,860
Accumulated deficit	(84,964)	(78,263)	(31,057)
Total shareholders' equity	1,909	3,925	50,806
Total liabilities and shareholders' equity	29,805	42,308	89,549
Common Class A
Shareholders' equity:
Common stock	3	3	3
Total shareholders' equity		$ 3	$ 3